Accumulated Other Comprehensive Income and Other Components of Equity - Schedule of Treasury Stock (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous equity [abstract]
Number of shares (in shares)	10,926,622	6,188,739
Amounts (in millions of Korean won)	₩ 461,135	₩ 215,210